NON-CASH TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Disclosure Of Non Cash Transactions [abstract]
NON-CASH TRANSACTIONS	NON-CASH TRANSACTIONS
Below is a detail of the transactions that did not involve cash flows in each fiscal year of addition:

	2022	2021	2020
- Acquisition of financed property, plant and equipment	1,688,989	3,071,897	2,773,309
- Right of use assets and lease liabilities	693,629	111,491	13,686
- Delivery of shares – benefit plans	63,339	77,665	—
- Sale of interest in Yguazú Cementos S.A.	—	—	1,731,008